Schedule of investments
Delaware Mid Cap Value Fund	July 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.18%
Basic Industry — 7.63%
Alcoa	6,950	$ 353,686
Berry Global Group †	12,551	723,565
Celanese	4,300	505,293
Crown Holdings	5,000	508,400
Graphic Packaging Holding	35,150	782,087
Huntsman	34,450	997,672
Louisiana-Pacific	7,450	474,044
Newmont	5,700	258,096
		4,602,843
Consumer Discretionary — 12.34%
Aptiv †	4,200	440,538
AutoZone †	282	602,744
Cable One	190	261,569
Capri Holdings †	8,000	389,440
Darden Restaurants	4,050	504,185
Dollar Tree †	4,300	711,048
DR Horton	10,600	827,118
Hasbro	6,800	535,296
Johnson Controls International	9,618	518,506
Marriott International Class A	5,070	805,217
Nexstar Media Group Class A	2,700	508,599
Polaris	4,300	504,304
Ross Stores	4,750	385,985
Stanley Black & Decker	4,550	442,852
		7,437,401
Consumer Staples — 3.37%
Campbell Soup	4,850	239,348
Conagra Brands	11,550	395,125
Kellogg	8,100	598,752
Tyson Foods Class A	5,100	448,851
US Foods Holding †	11,150	351,225
		2,033,301
Energy — 6.23%
Coterra Energy	20,500	627,095
Devon Energy	9,210	578,848
Hess	10,700	1,203,429
Marathon Oil	36,200	897,760
Valero Energy	4,050	448,619
		3,755,751
NQ-577 [7/22] 9/22 (2418943)    1

Schedule of investments
Delaware Mid Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financial Services — 19.14%
Affiliated Managers Group	4,000	$ 505,520
Allstate	7,300	853,881
Ally Financial	17,000	562,190
Assurant	2,850	500,973
East West Bancorp	14,450	1,037,221
Globe Life	5,575	561,570
Hancock Whitney	15,000	732,150
Hartford Financial Services Group	15,400	992,838
KeyCorp	46,950	859,185
Raymond James Financial	9,500	935,465
Reinsurance Group of America	7,000	810,460
Signature Bank	3,150	584,545
State Street	6,850	486,624
Synchrony Financial	24,750	828,630
Synovus Financial	14,800	597,624
Western Alliance Bancorp	9,050	691,239
		11,540,115
Healthcare — 5.74%
AmerisourceBergen	4,900	715,057
Quest Diagnostics	4,450	607,737
Service Corp. International	6,600	491,436
STERIS	2,700	609,255
Syneos Health †	5,100	403,614
Zimmer Biomet Holdings	5,750	634,742
		3,461,841
Industrials — 13.59%
AECOM	11,200	806,400
AMETEK	4,300	531,050
CACI International Class A †	1,975	597,023
Gates Industrial †	25,950	319,185
ITT	8,600	645,258
KBR	23,510	1,251,437
ManpowerGroup	3,900	305,799
Oshkosh	5,900	507,990
Quanta Services	8,850	1,227,761
Regal Rexnord	4,400	590,920
United Rentals †	1,675	540,472
WESCO International †	6,800	869,312
		8,192,607
2    NQ-577 [7/22] 9/22 (2418943)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Real Estate Investment Trusts — 7.41%
Apartment Income REIT	14,227	$ 645,052
Brandywine Realty Trust	33,900	316,965
Host Hotels & Resorts	19,600	349,076
Kimco Realty	29,950	662,194
Life Storage	5,575	701,837
Outfront Media	21,700	400,582
Spirit Realty Capital	16,350	724,959
VICI Properties	19,568	669,030
		4,469,695
Technology — 12.19%
Agilent Technologies	5,150	690,615
Avnet	7,979	381,955
Ciena †	13,300	686,280
Concentrix	3,200	428,032
Fiserv †	2,750	290,620
Flex †	39,800	668,640
Keysight Technologies †	3,825	621,945
ON Semiconductor †	10,200	681,156
Qorvo †	4,950	515,147
Synopsys †	3,850	1,414,875
Teradyne	7,650	771,808
Western Digital †	4,000	196,400
		7,347,473
Transportation — 2.52%
JB Hunt Transport Services	2,850	522,319
Kirby †	6,850	434,564
Southwest Airlines †	14,800	564,176
		1,521,059
Utilities — 8.02%
CMS Energy	11,000	756,030
Edison International	9,500	643,815
MDU Resources Group	17,550	501,404
NRG Energy	20,800	785,200
Public Service Enterprise Group	12,950	850,426
WEC Energy Group	5,700	591,717
Xcel Energy	9,700	709,846
		4,838,438
Total Common Stocks (cost $40,888,440)		59,200,524

NQ-577 [7/22] 9/22 (2418943)    3

Schedule of investments
Delaware Mid Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 2.12%
Money Market Mutual Funds — 2.12%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 1.73%)	319,734	$ 319,734
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.49%)	319,734	319,734
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.73%)	319,734	319,734
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 1.60%)	319,734	319,734
Total Short-Term Investments (cost $1,278,936)		1,278,936
Total Value of Securities—100.30% (cost $42,167,376)		60,479,460

Liabilities Net of Receivables and Other Assets—(0.30%)		(179,996)
Net Assets Applicable to 7,784,938 Shares Outstanding—100.00%		$60,299,464
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
REIT – Real Estate Investment Trust
4    NQ-577 [7/22] 9/22 (2418943)